UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    February 13, 2004

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   $101,728

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     4665 54860.00 SH       SOLE                 51460.00           3400.00
American SuperConductor        COM              030111108      781 56315.00 SH       SOLE                 52815.00           3500.00
Anadarko Petroleum Corp        COM              032511107     3461 67845.00 SH       SOLE                 62945.00           4900.00
BP p.l.c. ADR                  ADR              055622104     2546 51591.00 SH       SOLE                 49091.00           2500.00
Brown & Brown, Inc.            COM              115236101      554 17000.00 SH       SOLE                 17000.00
Caterpillar, Inc               COM              149123101     5108 61525.00 SH       SOLE                 57125.00           4400.00
ChevronTexaco Corp             COM              166764100     2142 24797.00 SH       SOLE                 22897.00           1900.00
Coca-Cola Company              COM              191216100     2604 51301.00 SH       SOLE                 44701.00           6600.00
Conagra Foods, Inc.            COM              205887102     2939 111375.00SH       SOLE                104675.00           6700.00
Dow Chemical                   COM              260543103     4200 101035.00SH       SOLE                 96135.00           4900.00
Duke Energy Company            COM              264399106     3644 178210.00SH       SOLE                164110.00          14100.00
Emerson Electric               COM              291011104     4825 74525.00 SH       SOLE                 68525.00           6000.00
Exxon Mobil Corp               COM              30231G102     3710 90495.00 SH       SOLE                 85395.00           5100.00
Flowers Foods Inc              COM              343498101      283 10952.00 SH       SOLE                 10952.00
Fuelcell Energy Inc            COM              35952H106      731 56125.00 SH       SOLE                 55625.00            500.00
Genentech Inc                  COM              368710406     2355 25170.00 SH       SOLE                 22570.00           2600.00
General Electric               COM              369604103     3776 121892.00SH       SOLE                114092.00           7800.00
Honeywell, Inc                 COM              438516106     2105 62975.00 SH       SOLE                 59175.00           3800.00
IDACORP, Inc.                  COM              451107106     2213 73970.00 SH       SOLE                 70970.00           3000.00
Ingersoll-Rand Company Class A COM              G4776G101      701 10333.00 SH       SOLE                  9333.00           1000.00
Intel Corp                     COM              458140100     5121 159770.00SH       SOLE                149570.00          10200.00
International Rectifier        COM              460254105     3189 64540.00 SH       SOLE                 60040.00           4500.00
Johnson & Johnson              COM              478160104     2239 43333.00 SH       SOLE                 43333.00
Kellogg Co                     COM              487836108     1157 30375.00 SH       SOLE                 30375.00
Lilly, Eli & Co                COM              532457108     1774 25217.00 SH       SOLE                 23817.00           1400.00
Merck & Co., Inc               COM              589331107     2788 60336.00 SH       SOLE                 56036.00           4300.00
Microsoft Corp                 COM              594918104      478 17470.00 SH       SOLE                 10470.00           7000.00
Pfizer, Inc                    COM              717081103     4236 119884.00SH       SOLE                112709.00           7175.00
Proctor & Gamble               COM              742718109     1804 18062.00 SH       SOLE                 17262.00            800.00
Progress Energy Inc            COM              743263105     4049 89454.00 SH       SOLE                 84954.00           4500.00
Royal Dutch Petroleum Co.      ADR              780257804      233  4445.00 SH       SOLE                  4445.00
Southern Co                    COM              842587107     4551 150450.00SH       SOLE                142250.00           8200.00
SunTrust Banks, Inc.           COM              867914103     4939 69077.00 SH       SOLE                 64077.00           5000.00
Texas Instruments              COM              882508104     2293 78050.00 SH       SOLE                 71450.00           6600.00
Verizon Communications         COM              92343V104     4157 118501.00SH       SOLE                111201.00           7300.00
Wal-Mart Stores, Inc.          COM              931142103      386  7275.00 SH       SOLE                  7275.00
Wells Fargo                    COM              949746101     4993 84777.00 SH       SOLE                 79777.00           5000.00